BOND PAYABLE (Details) (USD $)	0 Months Ended	12 Months Ended
	May 21, 2014	Feb. 28, 2015
BOND PAYABLE
Debt issuance costs	$ 5,277,058
Cost of Capped Call Transaction		22,885,000
Call Option | Long
BOND PAYABLE
Number of initial purchasers	3
Number of options purchased	8,749,913
Cost of Capped Call Transaction	22,885,000
American Depository Shares | Call Option | Long
BOND PAYABLE
Initial cap price	$ 35.39
Notes
BOND PAYABLE
Aggregate principal amount of debt issued	230,000,000
Interest rate (as a percent)		2.50%
Net proceeds from the Notes	224,722,942
Repurchase price as a percentage to the principal amount of the Notes	100.00%
Notes | American Depository Shares
BOND PAYABLE
Principal amount denomination for conversion	$ 1,000
Initial conversion rate	0.0380431
Conversion price (in dollar per share)	$ 26.29